Submission	Aug. 13, 2025
Submission [Line Items]
Central Index Key	0001567892
Registrant Name	Mallinckrodt plc
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A